Financial Instruments - Summary of Fair Values of Financial Assets and Financial Liabilities (Detail) - EUR (€) € in Millions		Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Financial assets
Cash and cash equivalents		€ 4,182	€ 5,548	€ 4,855
Financial assets at amortised cost	[1]	662	606	903
Financial assets at fair value through other comprehensive income	[2]	422	370	304
Fair value [member]
Financial assets
Cash and cash equivalents		4,182	5,548	4,855
Financial assets at amortised cost		662	606	903
Financial assets at fair value through other comprehensive income		422	370	304
Financial assets at fair value through profit or loss:
Financial assets		6,027	7,232	6,770
Financial liabilities
Bank loans and overdrafts		(593)	(411)	(851)
Bonds and other loans		(26,587)	(26,936)	(28,206)
Lease liabilities		(1,694)	(1,771)	(1,849)
Derivatives		(224)	(315)	(76)
Other financial liabilities		(348)	(223)	(192)
Financial liabilities		(29,446)	(29,656)	(31,174)
Fair value [member] | Derivatives [member]
Financial assets at fair value through profit or loss:
Financial assets at fair value through profit or loss		72	80	165
Fair value [member] | Other [member]
Financial assets at fair value through profit or loss:
Financial assets		689	628	543
Carrying amount [member]
Financial assets
Cash and cash equivalents		4,182	5,548	4,855
Financial assets at amortised cost		662	606	903
Financial assets at fair value through other comprehensive income		422	370	304
Financial assets at fair value through profit or loss:
Financial assets		6,027	7,232	6,770
Financial liabilities
Bank loans and overdrafts		(593)	(411)	(851)
Bonds and other loans		(24,683)	(24,585)	(25,837)
Lease liabilities		(1,694)	(1,771)	(1,849)
Derivatives		(224)	(315)	(76)
Other financial liabilities		(348)	(223)	(192)
Financial liabilities		(27,542)	(27,305)	(28,805)
Carrying amount [member] | Derivatives [member]
Financial assets at fair value through profit or loss:
Financial assets at fair value through profit or loss		72	80	165
Carrying amount [member] | Other [member]
Financial assets at fair value through profit or loss:
Financial assets		€ 689	€ 628	€ 543

[1]	Current financial assets at amortised cost include short term deposits with banks with maturities longer than three months excluding deposits which are part of a recognised cash management process and loans to joint venture entities. Non-current financial assets at amortised cost include judicial deposits of €107 million (31 December 2020: €101 million, 30 June 2020: €94 million).
[2]	Included within non-current financial assets at fair value through other comprehensive income are equity investments of €408 million (31 December 2020: €356 million, 30 June 2020: €284 million).